RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Recognised in Balance Sheet - Amount Recognized [Member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Recognised in Balance Sheet [Line Items]
Retirement benefit assets	£ 1,267	£ 723
Retirement benefit obligations	(245)	(358)
Total amounts recognised in the balance sheet	£ 1,022	£ 365